Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	¥ 16,723,000	¥ 11,810,000
Investment securities, Available-for-sale securities		47,490,404	51,885,652
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	16,924,000	11,765,000
Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities		6,384,576	4,837,231
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	[4]	30,186,119	28,837,319
Trading account assets, Trading derivative assets		16,718,784	11,808,956
Investment securities, Available-for-sale securities		47,490,404	51,885,652
Investment securities, Other investment securities		22,537	26,201
Others	[5],[6]	345,936	523,123
Assets at fair value, Total		94,763,780	93,081,251
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		98,463	194,243
Trading account liabilities, Trading derivative liabilities		16,930,922	11,787,735
Obligation to return securities received as collateral		2,651,151	3,971,454
Others	[7]	747,348	704,991
Liabilities at fair value, Total		20,427,884	16,658,423
Equity securities classified as trading securities valued at net asset value		27,266	28,922
Unfunded commitments of trading securities classified as equity securities valued at net asset value		7,206	11,373
Real estate funds classified as other assets valued at net asset value		¥ 1,740	1,669
Hedged funds classified as other assets valued at net asset value			1,232
Private equity funds classified as other assets valued at net asset value		¥ 1,883	¥ 2,441
Unfunded commitments of real estate funds classified as other assets valued at net asset value
Unfunded commitments of hedged funds classified as other assets valued at net asset value			¥ 104
Unfunded commitments of private equity funds classified as other assets valued at net asset value		¥ 1,790	1,871
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[4]	19,812,037	20,102,994
Trading account assets, Trading derivative assets		151,217	90,740
Investment securities, Available-for-sale securities		39,455,720	45,302,514
Others	[5],[6]	327,360	489,356
Assets at fair value, Total		59,746,334	65,985,604
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		82,743	189,524
Trading account liabilities, Trading derivative liabilities		154,767	108,059
Obligation to return securities received as collateral		2,476,588	3,914,441
Liabilities at fair value, Total		2,714,098	4,212,024
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[4]	9,513,664	8,075,408
Trading account assets, Trading derivative assets		16,446,522	11,640,992
Investment securities, Available-for-sale securities		7,632,847	6,038,450
Others	[5],[6]	14,036	28,169
Assets at fair value, Total		33,607,069	25,783,019
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		15,720	4,719
Trading account liabilities, Trading derivative liabilities		16,694,360	11,611,316
Obligation to return securities received as collateral		174,563	57,013
Others	[7]	711,055	612,124
Liabilities at fair value, Total		17,595,698	12,285,172
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[4]	860,418	658,917
Trading account assets, Trading derivative assets		121,045	77,224
Investment securities, Available-for-sale securities		401,837	544,688
Investment securities, Other investment securities		22,537	26,201
Others	[5],[6]	4,540	5,598
Assets at fair value, Total		1,410,377	1,312,628
Liabilities:
Trading account liabilities, Trading derivative liabilities		81,795	68,360
Others	[7]	36,293	92,867
Liabilities at fair value, Total		118,088	161,227
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		11,435,263	8,616,092
Liabilities:
Trading account liabilities, Trading derivative liabilities		11,340,961	8,521,766
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		50,492	22,677
Liabilities:
Trading account liabilities, Trading derivative liabilities		42,790	25,293
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		11,342,398	8,565,213
Liabilities:
Trading account liabilities, Trading derivative liabilities		11,284,872	8,481,947
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		42,373	28,202
Liabilities:
Trading account liabilities, Trading derivative liabilities		13,299	14,526
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		4,866,564	2,916,179
Liabilities:
Trading account liabilities, Trading derivative liabilities		5,175,613	2,998,778
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		3,317	507
Liabilities:
Trading account liabilities, Trading derivative liabilities		2,930	3,997
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		4,850,363	2,909,201
Liabilities:
Trading account liabilities, Trading derivative liabilities		5,168,200	2,981,272
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		12,884	6,471
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,483	13,509
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		250,450	148,686
Liabilities:
Trading account liabilities, Trading derivative liabilities		245,256	143,595
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		97,408	50,425
Liabilities:
Trading account liabilities, Trading derivative liabilities		109,047	57,464
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		101,212	65,827
Liabilities:
Trading account liabilities, Trading derivative liabilities		90,285	57,892
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		51,830	32,434
Liabilities:
Trading account liabilities, Trading derivative liabilities		45,924	28,239
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		96,283	71,059
Liabilities:
Trading account liabilities, Trading derivative liabilities		97,470	62,058
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets			17,131
Liabilities:
Trading account liabilities, Trading derivative liabilities			21,305
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		82,464	43,826
Liabilities:
Trading account liabilities, Trading derivative liabilities		82,718	30,029
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		13,819	10,102
Liabilities:
Trading account liabilities, Trading derivative liabilities		14,752	10,724
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets		70,224	56,940
Liabilities:
Trading account liabilities, Trading derivative liabilities		71,622	61,538
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		70,085	56,925
Liabilities:
Trading account liabilities, Trading derivative liabilities		68,285	60,176
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		139	15
Liabilities:
Trading account liabilities, Trading derivative liabilities		3,337	1,362
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities		4,037,052	5,924,318
Investment securities, Available-for-sale securities		35,405,632	41,589,009
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		3,801,877	5,688,374
Investment securities, Available-for-sale securities		32,214,231	39,852,612
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		235,175	235,944
Investment securities, Available-for-sale securities		3,191,401	1,736,397
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities		141,390	89,017
Investment securities, Available-for-sale securities		194,415	203,131
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		141,390	89,017
Investment securities, Available-for-sale securities		194,415	203,131
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities		16,402,532	14,932,951
Investment securities, Available-for-sale securities		1,682,504	1,271,421
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		14,674,376	13,133,023
Investment securities, Available-for-sale securities		1,126,729	794,822
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		1,661,959	1,784,478
Investment securities, Available-for-sale securities		526,126	324,952
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		66,197	15,450
Investment securities, Available-for-sale securities		29,649	151,647
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities		4,041,779	3,292,575
Investment securities, Available-for-sale securities		1,255,624	1,561,129
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		3,944,861	3,160,057
Investment securities, Available-for-sale securities		1,236,340	1,485,280
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		96,918	132,518
Investment securities, Available-for-sale securities		19,284	75,849
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Trading account assets, Trading securities		1,717,865	1,495,148
Investment securities, Available-for-sale securities		931,728	980,595
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		1,679,135	1,483,547
Investment securities, Available-for-sale securities		931,635	961,337
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		38,730	11,601
Investment securities, Available-for-sale securities		93	19,258
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		207,582	200,146
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities		203,797	197,034
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale securities		3,785	3,112
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Trading account assets, Trading securities		819,782	655,350
Investment securities, Available-for-sale securities		1,246,040	1,058,044
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		233,147	215,686
Investment securities, Available-for-sale securities		1,079,317	948,168
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		586,635	439,664
Investment securities, Available-for-sale securities		166,723	109,876
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities		51,181	52,850
Investment securities, Available-for-sale securities		182,303	184,946
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		13,369	20,285
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		37,812	32,565
Investment securities, Available-for-sale securities		182,303	184,946
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities		1,194,922	794,868
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		1,194,922	794,868
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	[8]	1,779,616	1,600,242
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[8]	1,335,784	1,281,597
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[8]	409,706	291,526
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[8]	34,126	27,119
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities		6,384,576	4,837,231
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale securities		6,114,760	4,655,080
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities		¥ 269,816	¥ 182,151

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Includes securities measured under the fair value option.
[5]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2014 were ¥1,669 million, ¥1,232 million and ¥2,441 million, respectively, and those at March 31, 2015 were ¥1,740 million, nil and ¥1,883 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2014 were nil, ¥104 million and ¥1,871 million, respectively, and those at March 31, 2015 were nil, nil and ¥1,790 million, respectively.
[6]	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
[7]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[8]	Includes investments valued at net asset value of ¥28,922 million and ¥27,266 million at March 31, 2014 and 2015, respectively. The unfunded commitments related to these investments at March 31, 2014 and 2015 were ¥11,373 million and ¥7,206 million, respectively. These investments were mainly hedge funds.